Business Combinations (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
Schedule of acquisition
Fair value
$

Cash and cash equivalents	422,331
Trade receivables	238,866
Other current assets	109,235
Equipment	94,833
Trade payables and accrued liabilities	(652,239)
Employee benefits	(49,537)
Other provisions	(180,356)
Deferred revenue	(150,016)

Net liabilities acquired	(166,883)
Goodwill	2,840,514
Acquisition-date fair value of the total consideration transferred	2,673,631

Representing:
Advanced Health Intelligence Ltd shares issued to vendor	1,673,631
Loan between AHI and Wellteq settled on business combination	1,000,000
2,673,631

Fair value
$

Cash and cash equivalents	32
Trade receivables	2,616
Trade payables	(2,477)

Net assets acquired	171
Goodwill	981,176
Acquisition-date fair value of the total consideration transferred	981,347

Representing:
Cash paid to vendor	144,419
Advanced Health Intelligence Ltd fully paid ordinary shares issued to vendor	180,000
Deferred cash payable to vendor	656,928
981,347